Acquisitions - May 2014 Acquisition (Details) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	May 29, 2014 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Acquisition transaction expenses		$ 345	$ 345	$ 6,000	$ 6,000
May 2014 Acquisition
Acquisitions
Acres acquired | a	6,200
Consideration given
Cash	$ 219,320
Total consideration given	219,320
Allocation of Purchase Price
Proved oil and gas properties	140,275
Unproved oil and gas properties	73,600
Total fair value of oil and gas properties acquired	213,875
Working capital	5,675
Asset retirement obligations	(230)
Fair value of net assets acquired	219,320
Working capital acquired was estimated as follows:
Accounts receivable	19,081
Revenue payable	(5,994)
Production taxes payable	(4,328)
Accrued liabilities	(3,084)
Total Working capital	$ 5,675
May 2014 Acquisition | General and administrative expense
Acquisitions
Acquisition transaction expenses					$ 0	$ 400